ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiary Information
	As of December 31,
	2013	2014
	RMB	RMB	US$
Current assets	453,323	969,831	156,308
Non-current assets	324	22,293	3,593
Total assets	453,647	992,124	159,901
Current liabilities	581,823	600,625	96,803
Non-current liabilities	4,146	3,317	535
Total liabilities	585,969	603,942	97,338

	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Net revenues	212,898	311,950	336,568	54,245
Net loss	(57,287)	(29,118)	(151,589)	(24,432)
Net cash provided by (used in) operating activities	72,580	104,006	(631,178)	(101,727)
Net cash used in investing activities	(57)	(161)	(125,043)	(20,153)
Net cash provided by financing activities	—	18,000	—	—